STATEMENTS OF OPERATIONS [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gain Loss On Disposition Of Investments	$ 9,359,210	$ 2,427,719
Series Twenty [Member]
Gain Loss On Disposition Of Investments	6,402	852,350
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	0	118,002
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	318,670	0
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	82,930	0
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	1,793,701	139,151
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	3,096,620	1,215,347
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	2,007,273	44,244
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	582,228	0
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	53,550	37,059
Series Thirty [Member]
Gain Loss On Disposition Of Investments	72,943	0
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	48,230	0
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	1,449	0
Series Thirty Three [Member]
Gain Loss On Disposition Of Investments		21,566
Series Thirty Five [Member]
Gain Loss On Disposition Of Investments	52,500
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	1,242,272	0
Series Forty Five [Member]
Gain Loss On Disposition Of Investments	$ 442	$ 0